Repurchase Agreements, and Securities Lending Transactions Accounted for as Secured Borrowings [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Text Block [Abstract]
Gross Obligations by Remaining Contractual Maturity and Class of Collateral Pledged [Table Text Block]

	March 31, 2018
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥2,290	¥14,328	¥2,004	¥2,547	¥21,169
Payables under securities lending transactions	4,647	2,343	1,216	—	8,206
Obligations to return securities received as collateral	2,855	202	120	—	3,177

Total	¥9,792	¥16,873	¥3,340	¥2,547	¥32,552

	September 30, 2018
	Remaining Contractual Maturity
	Overnight and open	30 days or less	31-90 days	Over 90 days	Total
	(in billions)
Payables under repurchase agreements	¥4,960	¥16,192	¥3,603	¥3,274	¥28,029
Payables under securities lending transactions	1,472	436	16	—	1,924
Obligations to return securities received as collateral	3,075	245	105	2	3,427

Total	¥9,507	¥16,873	¥3,724	¥3,276	¥33,380

Secured Borrowing by the Class of Collateral Pledged [Table Text Block]

	March 31, 2018
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥2,462	¥7,085	¥1,242	¥10,789
Foreign governments and official institutions bonds	14,316	36	1,344	15,696
Corporate bonds	570	—	84	654
Residential mortgage-backed securities	3,567	—	—	3,567
Other debt securities	121	—	—	121
Marketable equity securities	123	1,085	507	1,715
Others	10	—	—	10

Total	¥21,169	¥8,206	¥3,177	¥32,552

	September 30, 2018
	Payables under repurchase agreements	Payables under securities lending transactions	Obligations to return securities received as collateral	Total
	(in billions)
Japanese national government and Japanese government agency bonds	¥9,822	¥691	¥1,390	¥11,903
Foreign governments and official institutions bonds	12,577	24	1,256	13,857
Corporate bonds	771	—	129	900
Residential mortgage-backed securities	4,517	—	—	4,517
Other debt securities	85	—	—	85
Marketable equity securities	103	1,208	648	1,959
Others	154	1	4	159

Total	¥28,029	¥1,924	¥3,427	¥33,380